UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                              Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-462-5386

                    Date of fiscal year end: October 31, 2007

                    Date of reporting period: April 30, 2007

Item 1.    Reports to Stockholders.



                                                              Semi-Annual Report

                                                                  April 30, 2007
White Oak Select Growth

Rock Oak Core Growth

Pin Oak Aggressive Stock

River Oak Discovery

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences

[LOGO OMITTED]

                                  [BLANK PAGE]

To Our Shareholders

Dear Fellow Shareholders:


We are pleased to send you the Oak Associates Funds' Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Net Assets, Operations and Changes in Net Assets for the six-month period ended April 30, 2007. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of your portfolio and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentary.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,
The Oak Associates Funds


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Financial Highlights .....................................................    2

Schedules of Investments .................................................    6

Statements of Assets and Liabilities .....................................   24

Statements of Operations .................................................   26

Statements of Changes in Net Assets ......................................   28

Notes to Financial Statements ............................................   31

Disclosure of Fund Expenses ..............................................   39

Board Considerations in Approving the Advisory Agreement .................   41

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,






                               REALIZED AND           DIVIDENDS                 NET
         NET ASSET      NET     UNREALIZED              FROM        TOTAL      ASSET
           VALUE    INVESTMENT   GAINS OR     TOTAL      NET      DIVIDENDS    VALUE
         BEGINNING    INCOME   (LOSSES) ON    FROM   INVESTMENT      AND      END OF
         OF PERIOD    (LOSS)    SECURITIES OPERATIONS  INCOME   DISTRIBUTIONS PERIOD
------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
------------------------------------------------------------------------------------------
 2007*    $31.91       $(0.08)#  $   3.58    $   3.50  $   --    $   --     $35.41
 2006      31.35        (0.13)#      0.71        0.58   (0.02)    (0.02)     31.91
 2005      31.41         0.01#++    (0.07)##    (0.06)     --        --      31.35
 2004      34.05        (0.19)      (2.45)      (2.64)     --        --      31.41
 2003      23.22        (0.10)      10.93       10.83      --        --      34.05
 2002      34.54        (0.12)     (11.20)     (11.32)     --        --      23.22

ROCK OAK CORE GROWTH FUND
------------------------------------------------------------------------------------------
 2007*    $10.68      $ (0.03)#  $   0.71    $   0.68  $   --   $    --     $11.36
 2006      10.10        (0.06)#      0.64        0.58      --        --      10.68
 2005(1)   10.00        (0.05)#      0.15        0.10      --        --      10.10

PIN OAK GROWTH STOCK FUND
------------------------------------------------------------------------------------------
 2007*    $21.18       $(0.08)#  $   3.09    $   3.01  $   --   $    --     $24.19
 2006      21.13        (0.16)#      0.21        0.05      --        --      21.18
 2005      19.02        (0.16)#      2.27        2.11      --        --      21.13
 2004      19.13        (0.17)       0.06       (0.11)     --        --      19.02
 2003      11.63        (0.12)       7.62        7.50      --        --      19.13
 2002      21.61        (0.20)      (9.78)      (9.98)     --        --      11.63

RIVER OAK DISCOVERY FUND
------------------------------------------------------------------------------------------
 2007*    $11.56       $(0.05)#  $   0.58    $   0.53  $   --  $     --     $12.09
 2006      10.10        (0.09)#      1.55        1.46      --        --      11.56
 2005(2)   10.00        (0.03)#      0.13        0.10      --        --      10.10

RED OAK TECHNOLOGY SELECT FUND
------------------------------------------------------------------------------------------
 2007*   $  6.90       $(0.03)#  $   0.88    $   0.85 $    --   $    --    $  7.75
 2006       6.55        (0.06)#      0.41        0.35      --        --       6.90
 2005       6.30        (0.03)#+++   0.28        0.25      --        --       6.55
 2004       6.56        (0.08)      (0.18)      (0.26)     --        --       6.30
 2003       4.23        (0.05)       2.38        2.33      --        --       6.56
 2002       8.45        (0.08)      (4.14)      (4.22)     --        --       4.23


                                                                         RATIO OF
                                                                         EXPENSES
                                                            RATIO OF    TO AVERAGE
                                               RATIO OF     EXPENSES     NET ASSETS
                                                 NET       TO AVERAGE   (EXCLUDING
                      NET ASSETS   RATIO OF   INVESTMENT   NET ASSETS     WAIVERS
                        END OF     EXPENSES  INCOME (LOSS) (EXCLUDING     AND/OR      PORTFOLIO
             TOTAL      PERIOD    TO AVERAGE  TO AVERAGE    FEES PAID    FEES PAID    TURNOVER
             RETURN+     (000)    NET ASSETS  NET ASSETS   INDIRECTLY)  INDIRECTLY)     RATE
---------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
---------------------------------------------------------------------------------------------------
 2007*       10.97% $   440,461      1.25%       (0.49)%       1.25%        1.25%       19.51%
 2006         1.85      538,516      1.19        (0.42)        1.20         1.20        51.51
 2005        (0.19)     878,709      1.14         0.04++       1.14         1.14        36.46
 2004        (7.75)   1,569,899      1.07        (0.47)        1.07         1.07        15.83
 2003        46.64    2,136,891      1.07        (0.36)        1.08         1.11         4.28
 2002       (32.77)   1,593,995      1.00        (0.32)        1.01         1.01        10.76

ROCK OAK CORE GROWTH FUND
---------------------------------------------------------------------------------------------------
 2007*        6.37%   $   7,875      1.25%       (0.50)%       1.25%        1.47%       50.74%
 2006         5.74        9,688      1.22        (0.54)        1.22         1.44        88.47
 2005(1)      1.00       10,560      1.15        (0.67)        1.15         1.89        44.73

PIN OAK GROWTH STOCK FUND
---------------------------------------------------------------------------------------------------
 2007*       14.21%   $  78,892      1.25%       (0.70)%       1.25%        1.34%        5.46%
 2006         0.24       92,549      1.21        (0.74)        1.21         1.27        19.81
 2005        11.09      139,379      1.15        (0.78)        1.15         1.22        28.02
 2004        (0.58)     190,839      1.15        (0.80)        1.15         1.17        21.10
 2003        64.49      233,503      1.11        (0.83)        1.12         1.23        21.67
 2002       (46.18)     143,775      1.00        (0.87)        1.09         1.09        17.68

RIVER OAK DISCOVERY FUND
--------------------------------------------------------------------------------------------------
 2007*       4.58%   $   6,023      1.35%       (0.93)%       1.35%        1.83%       76.37%
 2006       14.46        5,943      1.35        (0.81)        1.35         2.74        71.90
 2005(2)     1.00        3,063      1.35        (0.79)        1.35         4.05        15.68

RED OAK TECHNOLOGY SELECT FUND
---------------------------------------------------------------------------------------------------
 2007*       12.32%  $  109,428      1.35%       (0.95)%       1.35%        1.39%        0.87%
 2006         5.34      116,449      1.27        (0.89)        1.27         1.34        92.90
 2005         3.97      160,881      1.15        (0.50)+++     1.15         1.27        40.47
 2004        (3.96)     244,848      1.15        (1.01)        1.15         1.20        38.44
 2003        55.08      327,853      1.11        (0.98)        1.11         1.24        60.35
 2002       (49.94)     217,390      1.00        (0.97)        1.10         1.10        47.80

*THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     2 & 3

1-888-462-5386

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,




                                 REALIZED AND               DIVIDENDS       NET
         NET ASSET      NET       UNREALIZED                  FROM         ASSET
           VALUE    INVESTMENT     GAINS OR       TOTAL        NET         VALUE
         BEGINNING    INCOME     (LOSSES) ON      FROM     INVESTMENT     END OF
         OF PERIOD    (LOSS)      SECURITIES   OPERATIONS    INCOME       PERIOD
-----------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
-----------------------------------------------------------------------------------------
 2007*    $ 2.21     $(0.01)#      $  0.15     $  0.14   $     --        $ 2.35
 2006       2.05      (0.02)#         0.18        0.16         --          2.21
 2005       2.08      (0.02)#        (0.01)##    (0.03)        --          2.05
 2004       2.21      (0.03)         (0.10)      (0.13)        --          2.08
 2003       1.23      (0.02)          1.00        0.98         --          2.21
 2002       2.98      (0.02)         (1.73)      (1.75)        --          1.23

LIVE OAK HEALTH SCIENCES FUND
-----------------------------------------------------------------------------------------
 2007*    $11.18     $ 0.02#        $ 0.80      $ 0.82   $     --        $12.00
 2006      11.66      (0.07)#        (0.41)      (0.48)        --         11.18
 2005       9.44      (0.07)#         2.29        2.22         --         11.66
 2004       9.24      (0.07)          0.27        0.20         --          9.44
 2003       7.83      (0.05)          1.46        1.41         --          9.24
 2002      10.24      (0.05)         (2.36)      (2.41)        --          7.83


                                                                        RATIO OF
                                              RATIO OF     RATIO OF     EXPENSES
                                                 NET       EXPENSES    TO AVERAGE
                                             INVESTMENT   TO AVERAGE    NET ASSETS
                     NET ASSETS   RATIO OF     INCOME     NET ASSETS   (EXCLUDING
                       END OF     EXPENSES     (LOSS)     (EXCLUDING WAIVERS AND/OR PORTFOLIO
           TOTAL       PERIOD    TO AVERAGE  TO AVERAGE    FEES PAID    FEES PAID   TURNOVER
           RETURN+      (000)    NET ASSETS  NET ASSETS   INDIRECTLY)  INDIRECTLY)    RATE
-------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------
 2007*      6.33%     $34,393       1.35%      (1.05)%       1.35%       1.61%       46.74%
 2006       7.80       39,617       1.28       (1.13)        1.28        1.53        97.05
 2005      (1.44)      48,901       1.15       (1.13)        1.15        1.41        30.22
 2004      (5.88)      72,093       1.15       (1.14)        1.15        1.33        33.71
 2003      79.67       86,414       1.11       (1.08)        1.11        1.50        33.62
 2002     (58.72)      40,583       1.00       (0.86)        1.20        1.20        57.15

LIVE OAK HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------
 2007*      7.33%     $21,514       1.35%       0.37%        1.35%       1.36%       18.58%
 2006      (4.12)      25,263       1.21       (0.59)        1.21        1.23        56.56
 2005      23.52       36,304       1.15       (0.66)        1.15        1.22        15.69
 2004       2.16       26,226       1.15       (0.75)        1.15        1.19         4.05
 2003      18.01       22,520       1.10       (0.66)        1.10        1.28        12.55
 2002     (23.54)      18,686       1.00       (0.56)        1.18        1.18        31.00


* FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

#   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCRUAL WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESMENT INCOME RATION INCLUDE
    $0.03 AND 0.51%, RESPECTIVELY RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     4 & 5

1-888-462-5386

Schedules of Investments

APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Biological Products (No Diagnostic Substances)  9.1%
Computer Communications Equipment  7.0%
Construction Machinary & Equipment  5.8%
Diversified Manufacturing  1.1%
Electronic Computers  2.3%
E-Commerce - Services  11.5%
Hospital & Medical Service Plans  4.8%
Personal Credit Institutions  1.2%
Pharmaceutical Preparations  6.1%
Security Brokers, Dealers & Flotation Companies  10.8%
Semiconductor Capital Equipment  3.3%
Semiconductors & Related Devices  14.0%
Services - Commercial Physical & Biological Research  3.1%
Services - Computer Programming Services  2.7%
Services - Home Health Care Services  4.9%
Radiotelephone Communications  3.6%
Web Portals/ISP  8.1%
Repurchase Agreement  0.7%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.


                                 MARKET
DESCRIPTION           SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.4%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 9.1%

 Amgen*              343,000    $   22,000
 Genzyme*            275,000        17,960
                                ----------
                                    39,960
                                ----------

 COMPUTER COMMUNICATIONS
   EQUIPMENT --  7.0%

 Cisco Systems*    1,150,000        30,751
                                ----------
                                    30,751
                                ----------

 CONSTRUCTION MACHINARY &
   EQUIPMENT -- 5.8%

 Caterpillar         349,000        25,344
                                ----------
                                    25,344
                                ----------

                                   MARKET
   DESCRIPTION        SHARES     VALUE (000)
--------------------------------------------------------------------------------

 DIVERSIFIED MANUFACTURING -- 1.1%

 ITT Industries*      75,000    $    4,786
                                ----------
                                     4,786
                                ----------

 ELECTRONIC COMPUTERS -- 2.3%

 Dell*               400,000        10,084
                                ----------
                                    10,084
                                ----------

 E-COMMERCE - SERVICES -- 11.5%
 Amazon.Com*         470,000        28,825
 eBay*               650,000        22,061
                                ----------
                                    50,886
                                ----------

 HOSPITAL & MEDICAL SERVICE PLANS --  4.8%
 UnitedHealth Group  402,000        21,330
                                ----------
                                    21,330
                                ----------

1-888-462-5386

--------------------------------------------------------------------------------
White Oak Select GrowthFund (CONCLUDED)
--------------------------------------------------------------------------------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 PERSONAL CREDIT INSTITUTIONS -- 1.2%

 SLM                 100,000    $    5,383
                                ----------
                                     5,383
                                ----------

 PHARMACEUTICAL PREPARATIONS --  6.1%
 Teva Pharmaceutical

   Industries ADR    700,000        26,817
                                ----------
                                    26,817
                                ----------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 10.8%

 Charles Schwab    1,455,000        27,820
 Legg Mason          197,300        19,570
                                ----------
                                    47,390
                                ----------

 SEMICONDUCTOR CAPITAL EQUIPMENT --  3.3%

 Applied Materials   765,000        14,703
                                ----------
                                    14,703
                                ----------

 SEMICONDUCTORS & RELATED DEVICES -- 14.0%

 Broadcom, Cl A*     680,000        22,134
 Intel               965,000        20,748
 Qualcomm            425,000        18,615
                                ----------
                                    61,497
                                ----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 3.1%

 Affymetrix*         520,000        13,660
                                ----------
                                    13,660
                                ----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 2.7%

 Cognizant Technology
   Solutions, Cl A*  135,000        12,069
                                ----------
                                    12,069
                                ----------


                    SHARES/FACE     MARKET
DESCRIPTION         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - HOME HEALTH CARE SERVICES --  4.9%

 Express Scripts     225,000    $   21,499
                                ----------
                                    21,499
                                ----------

 RADIOTELEPHONE COMMUNICATIONS -- 3.6%

 Sprint Nextel       800,000        16,024
                                ----------
                                    16,024
                                ----------

 WEB PORTALS/ISP -- 8.1%

 Google, Cl A*        49,000        23,098
 Yahoo!*             450,000        12,618
                                ----------
                                    35,716
                                ----------

 TOTAL COMMON STOCK
    (Cost $363,877)(000)           437,899
                                ----------

 REPURCHASE AGREEMENT -- 0.7%

 Morgan Stanley (A)
   5.00%, dated 04/30/07,
   to be repurchased on
   05/01/07, repurchase
   price $2,865,436,
   (collateralized by a
   U.S. Treasury Bond,
   8.125%, 08/15/19,
   total market value:
   $2,922,355)        $2,865         2,865
                                ----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $2,865)(000)               2,865
                                ----------

 TOTAL INVESTMENTS -- 100.1%
    (Cost $366,742)(000)        $  440,764
                                ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $440,461,183.
* NON-INCOME PRODUCING  SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN  INTERGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com

Schedules of Investments

APRIL 30, 2007 (UNAUDITED)


--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+
[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Amusement and Recreational Services  3.0%
Biological Products (No Diagnostic Substances)  8.2%
Consumer Wireless Devices  2.4%
Crude Petroleum Natural Gas  1.0%
Data Storage  0.2%
Diversified Manufacturing  2.0%
Fiber Optic Components  4.9%
Electronic Computers  4.9%
General Building Contractors - Residential Buildings  2.2%
Hospital & Medical Service Plans  4.1%
Measuring & Controlling Devices  0.2%
Oil, Gas Field Services  6.6%
Personal Credit Institutions  2.1%
Pharmaceutical Preparations  2.2%
Radiotelephone Communications  8.3%
Retail - Apparel  2.4%
Retail - Eating Places  2.2%
Retail - Lumber & other Building, Materials Dealers  0.2%
Security Brokers, Dealers & Flotation Companies  12.2%
Semiconductor Capital Equipment  0.1%
Semiconductors & Related Devices  8.9%
Services - Copmuter Integrated Systems Design  2.1%
Services - Computer Programming Services  4.8%
Services - Prepackaged Software  3.5%
Trucking & Courier Services  3.9%
Web Portals/ISP  6.1%
Well Equipment  1.1%
Repurchase Agreement  0.7%


+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.5)%.

                                 MARKET
DESCRIPTION           SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.8%

 AMUSEMENT AND RECREATIONAL SERVICES -- 3.0%

 International Game
   Technology          6,200  $      236
                              ----------
                                     236
                              ----------

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 8.2%

 Genzyme*              5,100         333
 Gilead Sciences*      3,800         311
                              ----------
                                     644
                              ----------

 CONSUMER WIRELESS DEVICES -- 2.4%


 Research In Motion*   1,200         158
 Rockwell Collins        500          33
                              ----------
                                     191
                              ----------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 CRUDE PETROLEUM NATURAL GAS -- 1.0%

 XTO Energy            1,500     $    81
                              ----------
                                      81
                              ----------

 DATA STORAGE -- 0.2%

 Motorola              1,000          17
                              ----------
                                      17
                              ----------

 DIVERSIFIED MANUFACTURING -- 2.0%

 ITT Industries        2,500         160
                              ----------
                                     160
                              ----------

 FIBER OPTIC COMPONENTS -- 4.9%

 Corning*             16,200         384
                              ----------
                                     384
                              ----------

1-888-462-5386

                                 MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

ELECTRONIC COMPUTERS --  4.9%

 Apple Computer*       3,900  $      389
                              ----------
                                     389
                              ----------

 GENERAL BUILDING CONTRACTORS - RESIDENTIAL
   BUILDINGS --  2.2%

 Toll Brothers*        5,900         176
                              ----------
                                     176
                              ----------

 HOSPITAL & MEDICAL SERVICE PLANS --  4.1%

 UnitedHealth Group    6,000         319
                              ----------
                                     319
                              ----------

 MEASURING & CONTROLLING DEVICES --  0.2%

 Rockwell Automation     200          12
                              ----------
                                      12
                              ----------

 OIL, GAS FIELD SERVICES --  6.6%

 Weatherford International
   Ltd.*               5,100         268
 Schlumberger          3,400         251
                              ----------
                                     519
                              ----------

 PERSONAL CREDIT INSTITUTIONS -- 2.1%

 SLM                   3,000         161
                              ----------
                                     161
                              ----------

 PHARMACEUTICAL PREPARATIONS -- 2.2%

 Novartis ADR          3,000         174
                              ----------
                                     174
                              ----------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 RADIOTELEPHONE COMMUNICATIONS -- 8.3%

 American Movil ADR    6,700  $      352
 Vimpel Communications
   ADR*                3,100         300
                              ----------
                                     652
                              ----------
 RETAIL - APPAREL -- 2.4%

 AnnTaylor Stores      4,900         189
                              ----------
                                     189
                              ----------

 RETAIL - EATING PLACES -- 2.2%

 Starbucks*            5,500         171
                              ----------
                                     171
                              ----------

 RETAIL - LUMBER & OTHER BUILDING,
   MATERIALS DEALERS -- 0.2%

 Lowe's                  500          15
                              ----------
                                      15
                              ----------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 12.2%

Chicago Mercantile Exchange
   Holdings, Cl A        500         258
 E*Trade Financial*    3,700          82
 Goldman Sachs Group   1,300         284
 Legg Mason            3,400         337
                              ----------
                                     961
                              ----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 0.1%

 Applied Materials       500          10
                              ----------
                                      10
                              ----------

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


--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES -- 8.9%

 Broadcom, Cl A*       6,200   $     202
 Marvel Technology
   Group*              8,500         137
 Qualcomm              8,300         364
                              ----------
                                     703
                              ----------

 SERVICES - COPMUTER INTEGRATED
   SYSTEMS DESIGN -- 2.1%

 Salesforce.com*       4,000         168
                              ----------
                                     168
                              ----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 4.8%

 Cognizant Technology
   Solutions, Cl A*    4,200         375
                              ----------
                                     375
                              ----------

 SERVICES - PREPACKAGED SOFTWARE -- 3.5%

 Infosys Technologies ADR5,200       272
                              ----------
                                     272
                              ----------

 TRUCKING & COURIER SERVICES -- 3.9%

 Expeditors
   International       7,400         309
                              ----------
                                     309
                              ----------

 WEB PORTALS/ISP -- 6.1%

 Google, Cl A*           800         377
 Yahoo!*               3,800         106
                              ----------
                                     483
                              ----------

                  SHARES/FACE     MARKET
DESCRIPTION        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 WELL EQUIPMENT -- 1.1%

 National Oilwell
  Varco*               1,000  $       85
                              ----------
                                      85
                              ----------
 TOTAL COMMON STOCK
    (Cost $6,723)(000)             7,856
                              ----------

 REPURCHASE AGREEMENT -- 0.7%

 Morgan Stanley (A)
   5.00%, dated 04/30/07,
   to be repurchased on 05/01/07,
   repurchase price $55,622
   (collateralized by a
   U.S. Treasury Bond, 8.750%,
   05/15/20, total market
   value: $56,727)       $56          56
                              ----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $56)(000)                   56
                              ----------

 TOTAL INVESTMENTS -- 100.5%
    (Cost $6,779)(000)        $    7,912
                              ==========


PERCENTAGES ARE BASED ON NET ASSETS OF $7,874,738.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Schedules of Investments

APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
Pin Oak AggressiveStock Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Biological Products (No Diagnostic Substances)  5.8%
Computer Communications Equipment  10.7%
E-Commerce - Services  16.7%
Electronic Computers  5.0%
Motorcycles, Bicycles, and Parts  3.2%
Newspapers, Publishing  2.1%
Pharmaceutical Preparations  4.1%
Retail - Jewelry Stores  5.7%
Security Brokers, Dealers & Flotation Companies  4.6%
Semiconductor Capital Equipment  10.2%
Semiconductors & Related Devices  11.8%
Services - Allied to Motion Picture Production  1.7%
Services - Commercial Physical & Biological Research  3.5%
Television Broadcasting Stations  5.0%
Web Portals/ISP  8.5%
Repurchase Agreement  1.1%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.3%.

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.6%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 5.8%

 Cell Genesys*       175,000   $      765
 Genzyme*             58,000        3,788
                               ----------
                                    4,553
                               ----------

 COMPUTER COMMUNICATIONS
   EQUIPMENT -- 10.7%

 Cisco Systems*      168,000        4,492
 Juniper Networks*   177,000        3,958
                               ----------
                                    8,450
                               ----------

 E-COMMERCE - SERVICES -- 16.7%

 Amazon.com*          74,000        4,538
 eBay*               131,000        4,446
 Expedia*            177,000        4,181
                               ----------
                                   13,165
                               ----------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 ELECTRONIC COMPUTERS --  5.0%

 Dell*               155,000   $    3,907
                               ----------
                                    3,907
                               ----------

 MOTORCYCLES, BICYCLES, AND PARTS -- 3.2%

 Harley-Davidson      39,600        2,507
                               ----------
                                    2,507
                               ----------

 NEWSPAPERS, PUBLISHING -- 2.1%

 Gannett              29,000        1,655
                               ----------
                                    1,655
                               ----------

 PHARMACEUTICAL PREPARATIONS -- 4.1%

 Watson Phamaceuticals*119,000      3,249
                               ----------
                                    3,249
                               ----------
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 RETAIL - JEWELRY STORES -- 5.7%

 Blue Nile*           80,718   $    3,799
 Tiffany              14,000          668
                               ----------
                                    4,467
                               ----------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 4.6%

 Charles Schwab      190,000        3,633
                               ----------
                                    3,633
                               ----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 10.2%

 Applied Materials   209,000        4,017
 Kla-Tencor           58,000        3,222
 Novellus Systems*    26,000         841
                               ----------
                                    8,080
                               ----------

 SEMICONDUCTORS & RELATED DEVICES -- 11.8%

 Broadcom, Cl A*      96,000        3,125
 Linear Technolgoy    36,000        1,347
 Maxim Integrated
   Products            9,000          285
 Xilinx              155,000        4,569
                               ----------
                                    9,326
                               ----------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 1.7%

 Avid Technology*     40,146        1,335
                               ----------
                                    1,335
                               ----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 3.5%

 Affymetrix*         104,676        2,750
                               ----------
                                    2,750
                               ----------

                    SHARES/FACE    MARKET
DESCRIPTION        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 TELEVISION BROADCASTING STATIONS -- 5.0%

 IAC/InterActiveCorp 104,000   $    3,965
                               ----------
                                    3,965
                               ----------

 WEB PORTALS/ISP -- 8.5%

 Google, Cl A*         5,500        2,592
 Yahoo!*             147,000        4,122
                               ----------
                                    6,714
                               ----------

 TOTAL COMMON STOCK
    (Cost $52,605)(000)            77,756
                               ----------

 REPURCHASE AGREEMENT -- 1.1%

 Morgan Stanley (A)
   5.00%, dated 04/30/07,
   to be repurchased on
   05/01/07, repurchase
   price $907,829
  (collateralized by a
   U.S. Treasury Bond,
   8.125%, 08/15/19,
   total market value:
   $925,861)            $908         908
                               ----------

 TOTAL REPURCHASE AGREEMENT
    (Cost $908)(000)                  908
                               ----------

 TOTAL INVESTMENTS -- 99.7%
    (Cost $53,513)(000)        $   78,664
                               ==========


 PERCENTAGES ARE BASED ON NET ASSETS OF $78,891,866.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL
 STATEMENTS.

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

Schedules of Investments

APRIL 30, 2007 (UNAUDITED)


--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Advertising  4.9%
Amusement and Recreational Services  6.9%
Biological Products (No Diagnostic Substances)  4.0%
Computer Storage Devices  4.8%
Consumer Wireless Devices  2.8%
Diversified Manufacturing  2.7%
Electromedical & Electrotherapeutic Apparatus  2.4%
Oil, Gas Field Services  2.3%
Retail - Eating Places  3.3%
Scientific Gaming  2.0%
Security Brokers, Dealers & Flotation Companies  2.5%
Semiconductors & Related Devices  9.6%
Services - Business Services  14.4%
Services - Prepackaged Software  5.8%
State Commercial Banks  2.9%
Surgical & Medical Insturments & Apparates  4.3%
Systems - Computer Integrated Systems Design  4.9%
Vocational Schools  1.1%
Web Portals/ISP  5.1%
Well Equipment  2.0%
Wholesale - Medical, Dental & Hospital Equipment & Supplies  3.4%
Repurchase Agreement  5.0%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.9%.

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 92.1%

 ADVERTISING -- 4.9%

 aQuantive*            9,700   $     297
                               ---------
                                     297
                               ---------

 AMUSEMENT AND RECREATIONAL SERVICES -- 6.9%

 Shuffle Master*      10,800         184
 WMS Industries*       5,800         231
                               ---------
                                     415
                               ---------

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 4.0%

 Digene                5,200         238
                               ---------
                                     238
                               ---------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 COMPUTER STORAGE DEVICES -- 4.8%

 Rackable Systems*    10,400   $     122
 Xyratex*              7,500         168
                               ---------
                                     290
                               ---------

 CONSUMER WIRELESS DEVICES -- 2.8%

 Viasat*               4,900         168
                               ---------

                                     168
                               ---------

 DIVERSIFIED MANUFACTURING -- 2.7%

 Roper Industries      2,900         163
                               ---------
                                     163
                               ---------

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

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONTINUED)
--------------------------------------------------------------------------------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------


 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 2.4%

 Palomar Medical
   Technologies*       3,500   $     143
                               ---------
                                     143
                               ---------

 OIL, GAS FIELD SERVICES -- 2.3%

 Oceaneering
   International*      2,900         138
                               ---------
                                     138
                               ---------

 RETAIL - EATING PLACES -- 3.3%

 Chipotle Mexican Grill,
   Cl A*               3,000         196
                               ---------
                                     196
                               ---------

 SCIENTIFIC GAMING -- 2.0%

 Scientifc Games,
    Cl A*              3,700         123
                               ---------
                                     123
                               ---------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 2.5%

 GFI Group             1,200          83
 Nuveen Investments,
   Cl A                1,300          69
                               ---------
                                     152
                               ---------

 SEMICONDUCTORS & RELATED DEVICES -- 9.6%

 Formfactor*           5,500         227
 Mattson Technology   18,700         189
 Raven Industries      5,500         159
                               ---------
                                     575
                               ---------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - BUSINESS SERVICES -- 14.4%

 Ctrip.com Intermational
   ADR*                3,500   $     248
 inVentiv Health*      6,300         239
 SI International      6,200         164
 The9 Ltd. ADR*        5,300         217
                               ---------
                                     868
                               ---------

 SERVICES - PREPACKAGED SOFTWARE -- 5.8%

 Patni Computer Systems
   ADR                 8,200         217
 THQ*                  4,000         133
                               ---------

                                     350
                               ---------

 STATE COMMERCIAL BANKS -- 2.9%

 East West Bancorp       800          32
 SVB Financial Group*  2,800         143
                               ---------
                                     175
                               ---------

 SURGICAL & MEDICAL INSTURMENTS &
   APPARATUS -- 4.3%

 Hologic               4,500         259
                               ---------
                                     259
                               ---------

 SYSTEMS - COMPUTER INTEGRATED SYSTEMS
   DESIGN -- 4.9%

 Itron*                1,800         121
 Salesforce.com*       4,200         176
                               ---------
                                     297
                               ---------

 VOCATIONAL SCHOOLS -- 1.1%

 Universal Technical
   Institute*          2,500          63
                               ---------
                                      63
                               ---------

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

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 WEB PORTALS/ISP -- 5.1%

 Factset Research
  Systems              1,100   $      68
 GigaMedia*           17,100         241
                               ---------
                                     309
                               ---------

 WELL EQUIPMENT -- 2.0%

 CARBO Ceramics        2,800         122
                               ---------
                                     122
                               ---------

 WHOLESALE - MEDICAL, DENTAL & HOSPITAL
   EQUIPMENT & SUPPLIES -- 3.4%

 Conceptus             9,900         205
                               ---------
                                     205
                               ---------

 TOTAL COMMON STOCK
    (Cost $4,829)(000)            5,546
                               ---------

                      FACE         MARKET
DESCRIPTION       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 5.0%

 Morgan Stanley (A)
   5.00%, dated 04/30/07,
   to be repurchased
   on 05/01/07, repurchase
   price $305,006
   (collateralized by a
   U.S. Treasury Bond,
   8.750%, 05/15/20,
   total market
   value: $311,064)     $305   $     305
                               ---------
 TOTAL REPURCHASE AGREEMENT
    (Cost $305)(000)                 305
                               ---------

 TOTAL INVESTMENTS -- 97.1%
    (Cost $5,134)(000)         $   5,851
                               =========


PERCENTAGES ARE BASED ON NET ASSETS OF $6,022,600.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com

Schedules of Investments

APRIL 30, 2007 (UNAUDITED)


--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Biological Products (No Diagnostic Substances)  1.9%
Computer Communications Equipment  9.2%
Computer Peripheral Equipment  2.5%
Consulting Services  3.9%
Data Storage  1.5%
E-Commerce - Services  15.1%
Electronic Computers  11.1%
Radiotelephone Communications  0.6%
Retail - Jewelry Stores  4.1%
Semiconductor Capital Equipment  10.6%
Semiconductors & Related Devices  21.7%
Services - Prepackaged Software  4.7%
Systems - Computer Integrated Systems Design  0.1%
Television Broadcasting Stations  3.9%
Web Portals/ISP  8.1%
Repurchase Agreement  0.9%


 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.1%.

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.0%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 1.9%

 Invitrogen*          32,000   $   2,095
                               ---------
                                   2,095
                               ---------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 9.2%

 Cisco Systems*      191,000       5,107
 Juniper Networks*   220,000       4,919
                               ---------
                                  10,026
                               ---------

 COMPUTER PERIPHERAL EQUIPMENT -- 2.5%

 Lexmark Internations,
   Cl A*              50,000       2,725
                               ---------
                                   2,725
                               ---------

 CONSULTING SERVICES -- 3.9%

 Accenture, Cl A     110,200       4,309
                               ---------
                                   4,309
                               ---------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 DATA STORAGE -- 1.5%

 Motorola             95,000    $   1,646
                                ---------
                                    1,646
                                ---------

 E-COMMERCE - SERVICES -- 15.1%

 Amazon.com*          94,000        5,765
 eBay*               156,000        5,294
 Expedia*            230,000        5,432
                                ---------
                                   16,491
                                ---------

 ELECTRONIC COMPUTERS -- 11.1%

 Apple Computer*      11,000        1,098
 Dell*               223,000        5,622
 International
   Business
   Machines           53,000        5,417
                                ---------
                                   12,137
                                ---------

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


--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 RADIOTELEPHONE COMMUNICATIONS -- 0.6%

 Sprint Nextel        33,000    $     661
                                ---------
                                      661
                                ---------
 RETAIL - JEWELRY STORES -- 4.1%

 Blue Nile*           96,000        4,518
                                ---------
                                    4,518
                                ---------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 10.6%

 Applied Materials   171,000        3,287
 Kla-Tencor           67,000        3,722
 Novellus Systems*   142,000        4,597
                                ---------
                                   11,606
                                ---------

 SEMICONDUCTORS & RELATED DEVICES -- 21.7%

 Broadcom, Cl A*     125,000        4,069
 Linear Technology    45,000        1,684
 Marvel Technology
   Group*            176,000        2,839
 Maxin Intergrated
   Products           32,000        1,015
 National
   Semiconductor     116,000        3,051
 Taiwan
   Semiconductor
   Manufacturing
   ADR               323,147        3,406
 United
   Microelectronics
   ADR               852,978        2,798
 Xilinx              165,000        4,864
                                ---------
                                   23,726
                                ---------

 SERVICES - PREPACKAGED SOFTWARE -- 4.7%

 BMC Software*        89,700        2,903
 Micrsoft             75,000        2,246
                                ---------
                                    5,149
                                ---------

                   SHARES/FACE     MARKET
DESCRIPTION       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 SYSTEMS -- COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 0.1%

 Medarex*              8,000    $     110
                                ---------
                                      110
                                ---------

 TELEVISION BROADCASTING STATIONS -- 3.9%

 IAC/InterActiveCorp*110,000        4,193
                                ---------
                                    4,193
                                ---------

 WEB PORTALS/ISP -- 8.1%

 Google*               8,600        4,054
 Yahoo!*             172,000        4,823
                                ---------
                                    8,877
                                ---------

 TOTAL COMMON STOCK
    (Cost $85,774)(000)           108,269
                                ---------

 REPURCHASE AGREEMENT -- 0.9%

 Morgan Stanley (A)
   5.00%, dated 04/30/07,
   to be repurchased on
   05/01/07, repurchase
   price $1,015,603,
   (collateralized by
   a U.S. Treasury Bond,
   8.125%, 08/15/19,
   total market value:
   $1,035,777)        $1,015        1,015
                                ---------

 TOTAL REPURCHASE AGREEMENT
    (Cost $1,015)(000)              1,015
                                ---------

 TOTAL INVESTMENTS -- 99.9%
    (Cost $86,789)(000)         $ 109,284
                                =========

PERCENTAGES ARE BASED ON NET ASSETS OF $109,427,822.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                www.oakfunds.com

Schedules of Investments

APRIL 30, 2007 (UNAUDITED)


--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------


INDUSTRY WEIGHTING+
[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Advertising Services  6.7%
Amusement and Recreational Services  10.3%
Biological Products (No Diagnostic Substances)  3.3%
Computer Storage Devices  1.4%
Consumer Wireless Devices  2.2%
Data Storage  1.6%
Fiber Optic Components  5.3%
Electronic Connectors  5.2%
Oil, Gas Field Services  2.1%
Search, Detection, Navigation, Guidance, Auronautical Systems 4.4% Semiconductor Capital Equipment 4.4%
Semiconductors & Related Devices  8.2%
Services - Business Services  8.7%
Services - Computer Programming Services  5.4%
Services - Prepackaged Software  10.9%
Systems - Computer Integrated Systems Design  10.5%
Radiotelephone Communications  4.1%
Well Equipment  2.1%
Repurchase Agreement  0.7%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.5%.

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.8%

 ADVERTISING SERVICES -- 6.7%

 aQuantive*           41,900    $   1,283
 Valueclick           35,400        1,012
                                ---------
                                    2,295
                                ---------

 AMUSEMENT AND RECREATIONAL SERVICES -- 10.3%

 Netease.com ADR*     38,100          689
 Shuffle Master*      73,300        1,248
 WMS Industries*      40,000        1,594
                                ---------
                                    3,531
                                ---------

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 3.3%

 Invitrogen*          17,100        1,120
                                ---------
                                    1,120
                                ---------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 COMPUTER STORAGE DEVICES -- 1.4%

 Rackable Systems*    40,000    $     470
                                ---------
                                      470
                                ---------
 CONSUMER WIRELESS DEVICES -- 2.2%

 Viasat*              22,400          768
                                ---------
                                      768
                                ---------

 DATA STORAGE -- 1.6%

 Network Appliance*   14,800          551
                                ---------
                                      551
                                ---------

 FIBER OPTIC COMPONENTS -- 5.3%

 Corning*             77,000        1,827
                                ---------
                                    1,827
                                ---------

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

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 ELECTRONIC CONNECTORS -- 5.2%

 Thomas & Betts       32,500    $   1,771
                                ---------
                                    1,771
                                ---------

 OIL, GAS FIELD SERVICES -- 2.1%

 Oceaneering
   International*     15,100          718
                                ---------
                                      718
                                ---------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AURONAUTICAL SYSTEMS -- 4.4%

 Flir Systems*        37,600        1,522
                                ---------
                                    1,522
                                ---------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.4%

 Varian Semiconductor
   Equipment
   Associates*        22,900        1,520
                                ---------
                                    1,520
                                ---------

 SEMICONDUCTORS & RELATED DEVICES -- 8.2%

 Formfactor*          35,900        1,482
 Marvell Technology
   Group*             83,800        1,352
                                ---------
                                    2,834
                                ---------

 SERVICES - BUSINESS SERVICES -- 8.7%

 Ctrip.com International
   ADR*               22,200        1,574
 Wipro ADR            86,700        1,432
                                ---------
                                    3,006

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 5.4%

 Cognizant Technology
   Solutions, Cl A*   20,600    $   1,842
                                ---------
                                    1,842
                                ---------

 SERVICES - PREPACKAGED SOFTWARE -- 10.9%

 Activision*          67,800        1,356
 Cerner*              17,000          905
 Citrix Systems*      45,300        1,477
                                ---------
                                    3,738
                                ---------

 SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN -- 10.5%

 F5 Networks*         18,500        1,420
 Itron*               13,000          875
 Salesforce.com*      31,500        1,323
                                ---------
                                    3,618
                                ---------

 RADIOTELEPHONE COMMUNICATIONS -- 4.1%

 Vimpel Communications
   ADR*               14,500        1,403
                                ---------
                                    1,403
                                ---------

 WELL EQUIPMENT -- 2.1%

 CARBO Ceramics       17,200          747
                                ---------
                                      747
                                ---------

 TOTAL COMMON STOCK
    (Cost $26,354)(000)            33,281
                                ---------
                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------


                       FACE         MARKET
DESCRIPTION        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 0.7%

 Morgan Stanley (A)
   5.00%, dated 04/30/07,
   to be repurchased
   on 05/01/07, repurchase
   price $234,726
   (collateralized by
   a U.S. Treasury Bond,
   8.750%, 05/15/20, total
   market value: $239,389) $235 $     235
                                ---------

 TOTAL REPURCHASE AGREEMENT
    (Cost $235)(000)                  235
                                ---------

 TOTAL INVESTMENTS -- 97.5%

    (Cost $26,589)(000)         $  33,516
                                =========


PERCENTAGES ARE BASED ON NET ASSETS OF $34,393,171.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

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

Schedules of Investments

APRIL 30, 2007 (UNAUDITED)


--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

INDUSTRY WEIGHTING+

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Biological Products (No Diagnostic Substances)  30.2%
Electromedical & Electrotherapeutic Apparatus  6.6%
Hospital & Medical Service Plans  3.4%
Laboratory Analytical Instruments  4.6%
Medical Laboratories  3.0%
Orthopedic, Prosthetic & Surgical Appliances & Supplies  0.6%
Pharmaceutical Preparations  34.4%
Services - Commercial Physical & Biological Research  3.9%
Services - Prepackaged Software  2.0%
Surgical & Medical Instruments & Apparates  4.5%
Wholesale - Drugs, Proprietaries & Druggists' Sundries  4.9%
Repurchase Agreement  2.0%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.1%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 30.2%

 Amgen*               21,500   $    1,379
 Biogen Idec*          9,000          425
 Cell Genesys*       179,000          782
 Charles River
   Laboratories
   International*      4,300          204
 Genentech*           10,500          840
 Genzyme*             17,000        1,110
 Invitrogen*          21,500        1,408
 Medimmune*            6,000          340
                                ---------
                                    6,488
                                ---------

                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 6.6%

 Medtronic            27,000    $   1,429
                                ---------
                                    1,429
                                ---------

 HOSPITAL & MEDICAL SERVICE PLANS -- 3.4%

 UnitedHealth Group   13,700          727
                                ---------
                                      727
                                ---------

 LABORATORY ANALYTICAL INSTRUMENTS -- 4.6%

 Waters*              16,500          981
                                ---------
                                      981
                                ---------

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

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------


                                MARKET
DESCRIPTION           SHARES  VALUE (000)
--------------------------------------------------------------------------------

 MEDICAL LABORATORIES -- 3.0%

 Quest Diagnostics    13,000    $     636
                                ---------
                                      636
                                ---------
 ORTHOPEDIC, PROSTHETIC &
   SURGICAL APPLIANCES & SUPPLIES -- 0.6%

 Stryker               2,000          130
                                ---------
                                      130
                                ---------

 PHARMACEUTICAL PREPARATIONS -- 34.4%
 Astrazeneca PLC ADR   8,000          434
 Corcept
   Therapeutics*     180,052          279
 Eli Lilly            15,000          887
 Johnson & Johnson    11,000          706
 King
    Pharmaceuticals*  32,000          654
 Medicis
   Pharmaceutical,
   Cl A                6,200          188
 Mylan Laboratories   29,000          636
 Novartis ADR*         9,500          552
 Pfizer               35,000          926
 Teva Pharmaceutical
   Industries ADR     38,000        1,456
 Watson
   Phamaceuticals     25,400          693
                                ---------
                                    7,411
                                ---------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 3.9%

 Affymetrix*          32,000          841
                                ---------
                                      841
                                ---------

 SERVICES - PREPACKAGED SOFTWARE -- 2.0%

 IMS Health           15,000          440
                                ---------
                                      440
                                ---------

                    SHARES/FACE     MARKET
DESCRIPTION        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATUS -- 4.5%

 Techne*              16,500     $    973
                                 --------
                                      973
                                 --------

 WHOLESALE - DRUGS, PROPRIETARIES &
   DRUGGISTS' SUNDRIES -- 4.9%

 AmerisourceBergen    20,900        1,045
                                 --------
                                    1,045
                                 --------

 TOTAL COMMON STOCK
    (Cost $16,551)(000)            21,101
                                 --------

 REPURCHASE AGREEMENT -- 2.0%

 Morgan Stanley (A)
   5.00%, dated 04/30/07,
   to be repurchased on
   05/01/07, repurchase
   price $423,397
   (collateralized by a
   U.S. Treasury Bond,
   8.750%, 05/15/20,
   total market value:
   $431,807)            $423          423
                                 --------

 TOTAL REPURCHASE AGREEMENT
    (Cost $423)(000)                  423
                                 --------

 TOTAL INVESTMENTS -- 100.1%
    (Cost $16,974)(000)          $ 21,524
                                 ========


PERCENTAGES ARE BASED ON NET ASSETS OF $21,514,338.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
PLC -- PUBLIC LIABILITY COMPANY
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]


                                       23

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

Statements of Assets and Liabilities (000)

AS OF APRIL 30, 2007 (UNAUDITED)


                                                       WHITE OAK        ROCK OAK
                                                     SELECT GROWTH    CORE GROWTH
                                                         FUND            FUND
--------------------------------------------------------------------------------------------
   Investments at cost                                $   363,877      $  6,723
   Repurchase agreements at cost                            2,865            56
============================================================================================
ASSETS:
   Investments at value                               $   437,899      $  7,856
   Repurchase agreements at value                           2,865            56
   Receivable for investment securities sold                1,349           239
   Dividends and interest receivable                          181             2
   Receivable for capital shares sold                          70             1
   Prepaid expenses                                            73             1
--------------------------------------------------------------------------------------------
   Total Assets                                           442,437         8,155
--------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed                         1,248            48
   Payable for investment securtities purchased               --            212
   Investment advisory fees payable                           215             3
   Administration fees payable                                 35             1
   Trustees' fees payable                                      12            --
   Other accrued expenses                                     466            16
--------------------------------------------------------------------------------------------
   Total Liabilites                                         1,976           280
--------------------------------------------------------------------------------------------
   Total Net Assets                                   $   440,461      $  7,875
============================================================================================
NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)       $ 2,956,778      $  6,478
   Undistributed net investment income (loss)              (1,154)          (23)
   Accumulated net realized gain (loss)
      on investments                                   (2,589,185)          287
   Net unrealized appreciation on investments              74,022         1,133
--------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                   $   440,461      $  7,875
============================================================================================
Portfolio Shares:
   Net Assets                                         $   440,461      $  7,875
   Total shares outstanding at end of year                 12,437           693
   Net asset value, offering and redemption price
      per share (net assets div shares outstanding)   $     35.41      $  11.36
============================================================================================


                                                      PIN OAK          RIVER OAK       RED OAK        BLACK OAK          LIVE OAK
                                                  AGGRESSIVE STOCK     DISCOVERY     TECHNOLOGY        EMERGING      HEALTH SCIENCES
                                                        FUND             FUND        SELECT FUND    TECHNOLOGY FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
   Investments at cost                               $    52,605        $4,829       $    85,774     $    26,354       $ 16,551
   Repurchase agreements at cost                             908           305             1,015             235            423
====================================================================================================================================
ASSETS:
   Investments at value                              $    77,756        $5,546       $   108,269     $    33,281       $ 21,101
   Repurchase agreements at value                            908           305             1,015             235            423
   Receivable for investment securities sold               1,323           225               547           1,009              3
   Dividends and interest receivable                           6            --                14               2             93
   Receivable for capital shares sold                         43             1                 9              16             --
   Prepaid expenses                                           12             1                16               5              4
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                           80,048         6,078           109,870          34,548         21,624
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for fund shares redeemed                           44            37               235              77             66
   Payable for investment securtities purchased              973            --                --              --             --
   Investment advisory fees payable                           41             2                62              13             12
   Administration fees payable                                 6            --                 9               3              2
   Trustees' fees payable                                      2            --                 3               1              1
   Other accrued expenses                                     90            16               133              61             29
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites                                        1,156            55               442             155            110
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                  $    78,892        $6,023       $   109,428     $    34,393       $ 21,514
====================================================================================================================================
NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)      $   889,968        $5,246       $ 1,749,838     $   310,015       $ 17,810
   Undistributed net investment income (loss)               (289)          (27)             (540)           (192)            39
   Accumulated net realized gain (loss)
      on investments                                    (835,938)           87        (1,662,365)       (282,357)          (885)
   Net unrealized appreciation on investments             25,151           717            22,495           6,927          4,550
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                  $    78,892        $6,023       $   109,428     $    34,393       $ 21,514
====================================================================================================================================
Portfolio Shares:
   Net Assets                                        $    78,892        $6,023       $   109,428     $    34,393       $ 21,514
   Total shares outstanding at end of year                 3,262           498            14,121          14,648          1,793
   Net asset value, offering and redemption price
      per share (net assets/shares outstanding)  $     24.19        $12.09       $      7.75     $      2.35       $  12.00
====================================================================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

                                    24 & 25

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                                                                www.oakfunds.com

Statements of Operations (000)

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED)


                                                       WHITE OAK       ROCK OAK
                                                     SELECT GROWTH    CORE GROWTH
                                                         FUND            FUND
-----------------------------------------------------------------------------------------
Investment Income:
   Dividends                                           $  1,751         $  28
   Interest                                                  57             6
   Less:  Foreign Withholding Tax                            (1)           --
-----------------------------------------------------------------------------------------
   Total Investment Income                                1,807            34
-----------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                               1,752            33
   Administration Fees                                      210             4
   Transfer Agent Fees                                      743            16
   Printing Fees                                             72             2
   Professional Fees                                         69             9
   Registration Fees                                         33             1
   Trustees' Fees                                            26             1
   Custodian Fees                                            18            --
   Insurance and Other Fees                                  55             1
-----------------------------------------------------------------------------------------
   Total Expenses                                         2,978            67
-----------------------------------------------------------------------------------------
   Less: Investment Advisory
         Fees Waived                                        (17)          (10)
-----------------------------------------------------------------------------------------
   Net Expenses                                           2,961            57
-----------------------------------------------------------------------------------------
   Net Investment Income (Loss)                          (1,154)          (23)
-----------------------------------------------------------------------------------------
   Net Realized Gain on Securities Sold                  52,979           601
   Net Change in Unrealized Appreciation
      (Depreciation) of Investment Securities            (3,810)          (20)
-----------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gain on Investments                                49,169           581
-----------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations                                   $48,015          $558
=========================================================================================

                                                  PIN OAK          RIVER OAK         RED OAK        BLACK OAK        LIVE OAK
                                              AGGRESSIVE STOCK     DISCOVERY       TECHNOLOGY       EMERGING      HEALTH SCIENCES
                                                    FUND             FUND          SELECT FUND   TECHNOLOGY FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                     $     202          $    5         $     201       $     14          $   183
   Interest                                             25               8                23             42                7
   Less:  Foreign Withholding Tax                       --              --                --             --               (1)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                             227              13               224             56              189
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                            306              27               419            137               82
   Administration Fees                                  37               3                50             16               10
   Transfer Agent Fees                                 158              13               246            116               38
   Printing Fees                                        13               1                21              6                3
   Professional Fees                                    19               9                23             13               11
   Registration Fees                                     6              --                 7              2                2
   Trustees' Fees                                        4              --                 6              2                1
   Custodian Fees                                        3              --                 5              1                1
   Insurance and Other Fees                              9               1                12              4                3
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      555              54               789            297              151
------------------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory
         Fees Waived                                   (39)            (14)              (25)           (49)              (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        516              40               764            248              150
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                       (289)            (27)             (540)          (192)              39
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Securities Sold              7,125             157             3,585          1,200            2,136
   Net Change in Unrealized Appreciation
      (Depreciation) of Investment Securities        4,124             134            10,281          1,256             (730)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gain on Investments                           11,249             291            13,866          2,456            1,406
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations                              $10,960            $264           $13,326         $2,264           $1,445
====================================================================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

                                    26 & 27

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                                                                www.oakfunds.com

Statements of Changes in Net Assets (000)

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED) AND
THE YEAR ENDED OCTOBER 31, 2006

                                                 WHITE OAK                ROCK OAK
                                               SELECT GROWTH            CORE GROWTH
                                                   FUND                     FUND
-----------------------------------------------------------------------------------------------
                                           11/01/06   11/01/05      11/01/06       11/01/05
                                         TO 04/30/07  TO 10/31/06   TO 04/30/07  TO 10/31/06
-----------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                    $  (1,154) $ (2,863)     $     (23)   $     (58)
   Net Realized Gain (Loss)
      on Securities Sold                     52,979    92,680            601          (37)
   Net Unrealized Appreciation
       (Depreciation) of
      Investment Securities                  (3,810)  (72,659)           (20)          617
-----------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations              48,015    17,158            558          522
-----------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                         --      (498)            --           --
-----------------------------------------------------------------------------------------------
            Total Dividends                      --      (498)            --           --
-----------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                             11,399    46,649            217        2,543
   Shares Issued in Lieu of Cash
      Distributions                              --       470             --           --
   Shares Redeemed                         (157,469) (403,972)        (2,588)      (3,937)
-----------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions   (146,070) (356,853)        (2,371)      (1,394)
-----------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets                (98,055) (340,193)        (1,813)        (872)
-----------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                      538,516   878,709          9,688       10,560
-----------------------------------------------------------------------------------------------
   End of Period                           $440,461 $ 538,516       $  7,875      $ 9,688
===============================================================================================
   Undistributed Net Investment Income
      (Accmulated Net Investment Loss)    $  (1,154) $     --       $    (23)     $    --
===============================================================================================
Shares Issued and Redeemed:
   Issued                                       345     1,467             20          240
   Issued in Lieu of Cash Distributions          --        14             --           --
   Redeemed                                  (4,782)  (12,632)          (234)        (379)
-----------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                  (4,437)  (11,151)          (214)        (139)
===============================================================================================

                                                   PIN OAK                  RIVER OAK
                                              AGGRESSIVE STOCK              DISCOVERY
                                                     FUND                      FUND
-----------------------------------------------------------------------------------------------
                                           11/01/06     11/01/05       11/01/06     11/01/05
                                         TO 04/30/07  TO 10/31/06    TO 04/30/07  TO 10/31/06
------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                   $   (289)    $    (872)       $   (27)    $   (38)
   Net Realized Gain (Loss)
      on Securities Sold                    7,125        18,792            157         (52)
   Net Unrealized Appreciation
       (Depreciation) of
      Investment Securities                 4,124       (17,820)           134         557
------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations            10,960           100            264         467
------------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                       --            --             --          --
------------------------------------------------------------------------------------------------
            Total Dividends                    --            --             --          --
------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                            2,204         9,862            810       3,713
   Shares Issued in Lieu of Cash
      Distributions                            --            --             --          --
   Shares Redeemed                        (26,821)      (56,792)          (994)     (1,300)
------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions  (24,617)      (46,930)          (184)      2,413
------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets              (13,657)      (46,830)            80       2,880
------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                     92,549       139,379          5,943       3,063
------------------------------------------------------------------------------------------------
   End of Period                          $78,892      $ 92,549         $6,023    $  5,943
================================================================================================
   Undistributed Net Investment Income
      (Accmulated Net Investment Loss)    $  (289)     $     --         $  (27)   $     --
================================================================================================
Shares Issued and Redeemed:
   Issued                                      98           449             68         324
   Issued in Lieu of Cash Distributions        --            --             --          --
   Redeemed                                (1,205)       (2,677)           (84)       (113)
------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                (1,107)       (2,228)           (16)        211
================================================================================================

                                                RED OAK                     BLACK OAK
                                               TECHNOLOGY                    EMERGING
                                               SELECT FUND                 TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------
                                             11/01/06    11/01/05         11/01/06    11/01/05
                                           TO 04/30/07  TO 10/31/06     TO 04/30/07  TO 10/31/06
-----------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                     $  (540)     $ (1,215)        $   (192)   $   (514)
   Net Realized Gain (Loss)
      on Securities Sold                     3,585        35,179            1,200       9,818
   Net Unrealized Appreciation
       (Depreciation) of
      Investment Securities                 10,281       (26,159)           1,256      (5,391)
-----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations             13,326         7,805            2,264       3,913
-----------------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                        --            --               --         --
-----------------------------------------------------------------------------------------------------
            Total Dividends                     --            --               --         --
-----------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                             3,184         4,019            1,076       4,586
   Shares Issued in Lieu of Cash
      Distributions                             --            --               --          --
   Shares Redeemed                         (23,531)      (56,256)          (8,564)    (17,783)
-----------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions   (20,347)      (52,237)          (7,488)    (13,197)
-----------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets                (7,021)      (44,432)          (5,224)     (9,284)
------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                     116,449       160,881           39,617     48,901
-----------------------------------------------------------------------------------------------------
   End of Period                          $109,428      $116,449          $34,393   $  39,617
=====================================================================================================
   Undistributed Net Investment Income
      (Accmulated Net Investment Loss)    $   (540)$         --           $  (192)  $      --
=====================================================================================================
Shares Issued and Redeemed:
   Issued                                      433       597                  467       2,067
   Issued in Lieu of Cash Distributions         --        --                   --         --
   Redeemed                                 (3,199)   (8,274)              (3,723)     (8,044)
-----------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                 (2,766)   (7,677)              (3,256)    (5,977)
=====================================================================================================


AMOUNTS DESIGNATED AS"--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                    28 & 29

1-888-462-5386

                                                                www.oakfunds.com

Statements of Changes in Net Assets (000)

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED) AND THE
YEAR ENDED OCTOBER 31, 2006


                                                                    LIVE OAK
                                                                 HEALTH SCIENCES
                                                                      FUND
----------------------------------------------------------------------------------------
                                                             11/01/06     11/01/05
                                                            TO 04/30/07  TO 10/31/06
----------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)                           $      39   $     (229)
   Net Realized Gain (Loss) on Securities Sold                2,136         (368)
   Net Unrealized Depreciation of Investment Securities        (730)      (1,557)
----------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                               1,445       (2,154)
----------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                              2,420       24,285
   Shares Redeemed                                           (7,614)     (33,172)
----------------------------------------------------------------------------------------
      Decrease in Net Assets from Capital Share
         Transactions                                        (5,194)      (8,887)
----------------------------------------------------------------------------------------
            Total Decrease in Net Assets                     (3,749)     (11,041)
Net Assets:
   Beginning of Period                                       25,263       36,304
----------------------------------------------------------------------------------------
   End of Period                                            $21,514     $ 25,263
========================================================================================
   Undistributed Net Investment Income                      $    39     $     --
----------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued                                                       209        2,029
   Redeemed                                                    (675)      (2,884)
----------------------------------------------------------------------------------------
      Net Decrease in Share Transactions                       (466)        (855)
========================================================================================

AMOUNTS DESIGNATED AS"--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       30
1-888-462-5386

Notes to Financial Statements

APRIL 30, 2007 (UNAUDITED)


1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Securities for which market prices are not "readily available" (of which there were none as of April

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

Notes to Financial Statements (continued)

APRIL 30, 2007


  30, 2007) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

  EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the

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                                       32
  collateral by the Funds may be delayed or limited.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 4, 2005, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the six-month period ended April 30, 2007, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the
Funds:

                                         AMOUNT (000)
                                         -----------
White Oak Select Growth Fund                $364
Rock Oak Core Growth Fund                      2
Pin Oak Aggressive Stock Fund                 46
River Oak Discovery Fund                       1
Red Oak Technology Select Fund                59
Black Oak Energing Technology Fund            18
Live Oak Health Sciences Fund                  8

In 2006, the White Oak Select Growth Fund received a credit due from the Distributor of $36,433 based on an arrangement that was terminated where the Fund directed certain trades to SEI Brokerage via a network of executing brokers who paid a portion of the Fund's expenses. The Fund had expenses reduced by $36,433 which was used to pay administration expense.


The Trust and the Distributor are parties to an Amended and restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


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

Notes to Financial Statements (continued)

APRIL 30, 2007


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective March 1, 2006, the Advisor has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year. Effective March 1, 2007 the Advisor has contractually agreed to continue this arrangement for a period of one year.

U.S. Bank N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2007, were as follows
(000):

                                     PURCHASES      SALES
                                     ---------      ------
White Oak Select Growth Fund         $92,144      $240,212
Rock Oak Core Growth Fund              4,409         6,520
Pin Oak Aggressive Stock Fund          4,461        29,146
River Oak Discovery Fund               4,344         4,690
Red Oak Technology
  Select Fund                            976        21,762
Black Oak Emerging
  Technology Fund                     16,596        24,103
Live Oak Health Sciences Fund          4,105         9,221


7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

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The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales as well as net operating losses. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the year ended October 31, 2006, were as follows (000):

                                          ORDINARY
                                           INCOME
                                          --------
White Oak Growth Stock Fund, 2006           $498

There were no dividends or distributions declared during the year ended October 31, 2005.


As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                       TOTAL
                                                                   DISTRIBUTABLE
                                       CAPITAL          NET           EARNINGS
                                        LOSS        UNREALIZED     (ACCUMULATED
                                    CARRYFORWARD   APPRECIATION       LOSSES)
                                    ------------    -----------      ---------
 White Oak Select Growth Fund       $(2,642,164)      $77,832      $(2,564,332)
 Rock Oak Core Growth Fund                 (300)        1,139              839
 Pin Oak Aggressive Stock Fund         (843,063)       21,027         (822,036)
 River Oak Discovery Fund                   (58)          571              513
 Red Oak Technology Select Fund      (1,665,639)       11,903       (1,653,736)
 Black Oak Emerging Technology
   Fund                                (283,536)        5,650         (277,886)
 Live Oak Health Sciences Fund           (3,021)        5,280            2,259

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.


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

Notes to Financial Statements (continued)

APRIL 30, 2007


At October 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                          EXPIRING OCTOBER 31,
                         ---------------------------------------------------------------------------------------

                           2008      2009         2010      2011       2012        2013       2014      TOTAL
                          -----     -----        -----     -----      -----       -----      -----      -----
White Oak Select
  Growth Fund             $  --    $656,388    $712,973  $206,602   $744,257    $321,944     $ --    $2,642,164
Rock Oak Core Growth
  Fund                       --          --          --        --         --         196      104           300
Pin Oak Aggressive
  Stock Fund                 --     118,741     436,197   180,086     90,283      17,756       --       843,063
River Oak Discovery Fund     --          --          --        --         --          16       42            58
Red Oak Technology
  Select Fund               643     610,821     726,266   293,676     34,233          --       --     1,665,639
Black Oak Emerging
  Technology Fund            --      55,606     212,845    15,085         --          --       --       283,536
Live Oak Health
  Sciences Fund              --          --       2,582        --        71           --      368         3,021


During the period ended October 31, 2006, the following Funds utilized capital loss carryforwards to offset capital gains (000):

                                              AMOUNT
                                             -------
White Oak Growth Stock Fund                  $92,680
Pin Oak Aggressive Stock Fund                 18,792
Red Oak Technology Select Fund                35,354
Black Oak Emerging Technology Fund             9,839

For the six-month period ended April 30, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):



                         FEDERAL       AGGREGATE       AGGREGATE
                           TAX           GROSS           GROSS
                           COST       APPRECIATION    DEPRECIATION      NET
                         -------      ------------    ------------      ---
White Oak Select
  Growth Fund            $366,742       $86,286        $(12,264)      $74,022
Rock Oak Core
  Growth Fund               6,780         1,326            (194)        1,132
Pin Oak Aggressive
  Stock Fund               53,513        27,105          (1,954)       25,151
River Oak Discovery
  Fund                      5,134         1,023            (306)          717
Red Oak
  Technology
  Select Fund              86,789        26,649          (4,154)       22,495
Black Oak
  Emerging
  Technology
   Fund                    26,594         8,750          (1,828)        6,922
Live Oak Health
  Sciences Fund            16,974         5,500            (950)        4,550


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8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Fund's enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund's and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.


9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within

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

Notes to Financial Statements (concluded)

APRIL 30, 2007


those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007 the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


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

Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.


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

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

----------------------------------------------------------------------------------------

                                     BEGINNING      ENDING                  EXPENSES
                                       ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                        VALUE       VALUE        EXPENSE     DURING
                                      11/01/06    04/30/07       RATIOS      PERIOD*
----------------------------------------------------------------------------------------
White Oak Select Growth Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                  $1,000    $1,109.70       1.25%        $6.54
   Hypothetical 5% Return               1,000     1,018.60       1.25          6.26
----------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000     1,063.70       1.25         6.40
   Hypothetical 5% Return               1,000     1,018.60       1.25         6.26
----------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000     1,142.10       1.25         6.64
   Hypothetical 5% Return               1,000     1,018.60       1.25         6.26
----------------------------------------------------------------------------------------
River Oak Discovery Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000     1,045.80       1.35         6.85
   Hypothetical 5% Return               1,000     1,018.10       1.35         6.76
----------------------------------------------------------------------------------------
Red Oak Technology Select Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000     1,123.20       1.35         7.11
   Hypothetical 5% Return               1,000     1,018.10       1.35         6.76
----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000     1,063.30       1.35         6.91
   Hypothetical 5% Return               1,000     1,018.10       1.35         6.76
----------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
----------------------------------------------------------------------------------------
   Actual Fund Return                   1,000     1,073.30       1.35         6.94
   Hypothetical 5% Return               1,000     1,018.10       1.35         6.76
----------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


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

Board Considerations in Approving the Advisory Agreement. (Unaudited)


The advisory agreement between the Trust and the Adviser (the "Advisory Agreement") must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. On February 5, 2007, the Trustees met in person to decide whether to renew the Advisory Agreement with respect to each Fund for an additional one-year term, effective March 1, 2007. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser to assist in its deliberations (the "Adviser Materials"). The Independent Trustees discussed and considered the Adviser Materials and the renewal of the Agreement in a separate meeting of the Independent Trustees and were represented by independent counsel throughout their deliberations.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously voted to renew the Advisory Agreement for an additional one-year term. In determining to approve the Advisory Agreement for the Funds, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative but took into account a number of factors.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Fund officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser's organizational structure, personnel, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser's investment philosophy, performance record, and trade execution capabilities. The Trustees concluded that the Adviser was committed to the success of the Funds and had devoted an adequate amount of resources to manage the investment operations of the Funds and to perform the associated administrative and compliance duties related to the management of the Funds. Further, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser. The Independent Trustees also recommended that the Adviser review its current staffing levels to determine whether it had sufficient staff to conduct its current operations and in the event of a portfolio manager departure.

The Trustees considered the investment performance of the Adviser. The Trustees reviewed presentations by Fund officers as well as a report prepared by the Trust's administrator that provided performance information for each of the Funds and performance information for various benchmarks and peer mutual funds as categorized by Lipper, Inc. and Morningstar. The Adviser also discussed its analysis of


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

Board Considerations in Approving the Advisory Agreement. (Unaudited)


the performance data and reviewed the various factors contributing to each Fund's long-term and more recent performance, including the recent changes to the portfolio management structure for the Funds implemented by the Adviser. The Trustees considered performance of the Adviser in managing the Funds and compared it to both benchmark and various peer group data. The Independent Trustees also discussed alternatives that may be available to them should they conclude not to renew the Advisory Agreement for one or more or all of the Funds. Taking note of the Adviser's discussion of (i) the various factors contributing to each Fund's performance, (ii) its continuing commitment to each Fund's current investment strategy and portfolio holdings, respectively; and
(iii) the favorable performance of each of the Funds since September 1, 2006, the Trustees concluded that the investment performance of each Fund since September 1, 2006 was generally satisfactory based on each Fund's actual and comparative performance, but would remain committed to the continued monitoring of the Adviser's efforts to address the Funds' investment performance over longer-term periods. In this regard, the Independent Trustees requested that the Adviser provide the Board with (a) a written plan that outlines strategies for managing the Funds and measures to be undertaken to improve Fund performance; and (b) on a quarterly basis, a written discussion and analysis of the factors contributing to each Fund's performance over the preceding quarter.

The Trustees considered the advisory fees paid to the Adviser, the total expenses of each Fund, and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on certain Fund's operating expenses. The Trustees reviewed presentations by Fund officers and comparative information on fees paid and expenses incurred by peer mutual funds as categorized by Lipper, Inc. The Trustees further considered the profits derived by the Adviser from its relationship with the Funds, based on information reported by the Adviser. The Trustees concluded that the advisory fees paid to the Adviser were reasonable, and that the Adviser's profits from the advisory fees did not result in an excessive profit to the Adviser, in relation to the level of services provided.

The Trustees considered the Adviser's policies with respect to obtaining benefits from their use of the Funds' brokerage commissions to obtain research that could be used for the Adviser's other clients, and the Trustees concluded that the Adviser's policies were reasonably designed to achieve best execution on Fund trades.

The Trustees considered the presence of economies of scale in the Funds, in light of the relatively small size and/or negative cash flow of the Funds, and determined that such economies were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

Based on their evaluation of the factors described above, the Trustees, including the Independent Trustees, concluded it was appropriate and desirable for the Adviser to continue its management of each of the Funds and approved the continuance of the Advisory Agreement.


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

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


Contact Us

BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakfunds.com

                 Click on the MY OAK ACCOUNT
                 section to take advantage of
                 these features:

                 o Trade Online

                 o Access and Update Account Information

                 o Go Paperless with E-Delivery



The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[LOGO OMITTED]


1-888-462-5386
P.O. Box 219441
Kansas City, MO 64121-9441
www.oakfunds.com



OAK-F-023-07000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Oak Associates Funds


By (Signature and Title)*                     /s/ William E. White
                                              ---------------------------------
                                              William E. White, President

Date:   June 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ William E. White
                                              ----------------------------------
                                              William E. White, President

Date:   June 27, 2007


By (Signature and Title)*                     /s/ Eric Kleinschmidt
                                              ----------------------------------
                                              Eric Kleinschmidt, Treasurer & CFO

Date:   June 27, 2007


* Print the name and title of each signing officer under his or her signature.